Business Combinations (Additional Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Disclosure of detailed information about business combination [line items]
Cost of Revenue	$ 68.0
Revenue	1,433.0	$ 675.0	$ 469.0
Loss for the period	(1,740.0)	$ (3,555.0)	$ (2,745.0)
Net Loss After Tax	1,740.0
Jaya Grocer [Member]
Disclosure of detailed information about business combination [line items]
Revenue	334.0
Consolidated loss	1,739.0
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	1.3
Profit after tax	11.0
consolidated revenue	$ 1,466.0
Jaya Grocer [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	25.00%			75.00%
Put option, financial liability	$ 90.0